Income Taxes - Significant Components of the Deferred Tax Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Components Of Income Tax Expense Benefit [Line Items]
Deferred tax assets	$ 0
LCP Edge Intermediate, Inc. [Member]
Components Of Income Tax Expense Benefit [Line Items]
Deferred tax assets	270,000	$ 232,000
Deferred tax liabilities	(3,987,000)	(8,290,000)
Net deferred tax liability	$ (3,717,000)	$ (8,058,000)